UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ------------------

Check here if Amendment [ ]; Amendment Number: _______
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Barry M. Kitt
          --------------------------
Address:  4965 Preston Park Blvd
          --------------------------
          Suite 240, Plano, TX 75093
          --------------------------


Form 13F File Number: 028-12801
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Signature, Place, and Date of Signing:

/s/Barry M. Kitt                   Plano, TX                  October 31, 2008
-------------------------------------------------------------------------------
  [Signature]                    [City, State]                     [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name
028-12894               Pinnacle Advisers, L.P.
028-12898               Pinnacle China Advisers, L.P.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                        ---------------
Form 13F Information Table Entry Total:               2
                                        ---------------
Form 13F Information Table Value Total:           3,361
                                        ---------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                              FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
Heckmann Corp                  Common           422680108     2935   35580 sh       sole                x      0    0
Zhongpin, Inc.                 Common           98952K107      425    4000 sh       sole                x      0    0